Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	RELX PLC
Entity Central Index Key	0000929869
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,926,018,680
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	1-13334
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1-3 Strand
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2N 5JR
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
American Depositary Shares [member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (each representing one RELX PLC ordinary share)
Security Exchange Name	NYSE
Trading Symbol	RELX
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true
3.500% Guaranteed Notes due 2023 [member]
Document Information [Line Items]
Title of 12(b) Security	3.500% Guaranteed Notes due 2023
Security Exchange Name	NYSE
Trading Symbol	RELX/23
1.300% Guaranteed Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	1.300% Guaranteed Notes due 2025
Security Exchange Name	NYSE
Trading Symbol	RELX/25
4.000% Guaranteed Notes due 2029 [member]
Document Information [Line Items]
Title of 12(b) Security	4.000% Guaranteed Notes due 2029 d
Security Exchange Name	NYSE
Trading Symbol	RELX/29 d
3.000% Guaranteed Notes due 2030 [member]
Document Information [Line Items]
Title of 12(b) Security	3.000% Guaranteed Notes due 2030
Security Exchange Name	NYSE
Trading Symbol	RELX/30
Business contact [member]
Document Information [Line Items]
Entity Address, Address Line One	Company Secretary
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2N 5JR
Contact Personnel Name	Henry Udow
Entity Address, Address Line Two	RELX PLC
Entity Address, Address Line Three	1-3 Strand
Contact Personnel Fax Number	+44 20 7166 5500
Contact Personnel Email Address	henry.udow@relx.com